Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 24, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary of Significant Accounting Policies (Textual)
VIE Agreements, Description		Shanghai MYT is entitled to receive 100% and 51% of expected residual returns from Hunan MYT and 39Pu, respectively. The VIE Agreements are designed so that Hunan MYT and 39Pu operate for the benefit of the Company.
Fair value of warrants		$ (282,232)	$ (1,088,443)	$ (205,785)
Tax benefit, Percentage		(1.00%)	10.60%	(24.50%)
Hunan MYT [Member]
Summary of Significant Accounting Policies (Textual)
Service fee, Percentage		100.00%
39Pu [Member]
Summary of Significant Accounting Policies (Textual)
Service fee, Percentage		51.00%
Private placement warrants [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of warrants		$ 142,092	$ 204,325
Registered direct offering warrants [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of warrants		895,663	1,091,080
Placement agent warrants [Member]
Summary of Significant Accounting Policies (Textual)
Fair value of warrants	$ 246,718	$ 112,662	$ 137,243